Income tax incurred and deferred: Reconciliation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Consolidated income before IT and joint venture equity method:	$ 14,084,733	$ 8,126,035	$ 2,855,692
Consolidated income before IT and joint venture equity method:	14,084,733	8,126,035	2,855,692
Net (loss) income before taxes of Airplan and Aerostar	(3,183,555)	(1,418,186)	(65,672)
Net (loss) income before taxes of subsidiaries in Mexico not subject to IT	(140,921)	(170,247)	4,337
Income before provisions for income taxes	$ 10,760,257	$ 6,537,602	$ 2,794,357
Statutory IT rate	30.00%	30.00%	30.00%
IT that would result from applying the IT rate to book profit before income taxes	$ 3,228,077	$ 1,961,281	$ 838,307
Non-deductible items and other permanent differences	14,133	7,853	10,496
Annual adjustment for tax inflation	(82,517)	(33,603)	(18,958)
Accounting disconnect inflation	(367,587)	(314,754)	(80,450)
IT provision	$ 3,438,809	$ 1,728,507	$ 729,155
Effective IT rate	32.00%	26.00%	26.00%
Puerto Rico (Aerostar)
Disclosure of geographical areas [line items]
Statutory IT rate	10.00%
Effect by difference in rate of IT	$ 41,863	$ 38,865	$ 42,530
IT provision	$ 41,863	$ 38,865	$ 42,530
Colombia (Airplan)
Disclosure of geographical areas [line items]
Statutory IT rate	35.00%	31.00%	32.00%
Effect by difference in rate of IT	$ 604,839	$ 68,865	$ (62,770)
IT provision	$ 604,839	$ 68,865	$ (62,770)